Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (Successor [Member], USD $) In Thousands, except Share data, unless otherwise specified				9 Months Ended				9 Months Ended
	Dec. 31, 2013 Issued on April 25, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Preferred Shares Issued On May 22, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issued on May 22, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issued on October 30, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issued on November 13, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issued on November 20, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Issued on December 23, 2013 [Member] Preferred Stock [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Income (Loss) [Member]
Share price	$ 10	$ 10	$ 10		$ 10.50		$ 11.00
Exercise of warrants, exercise price				$ 10.50	$ 10.50	$ 11.50
Pension and postretirement plans, net of tax expense of (in Dollars)								$ 1,750
Derivatives valuation, net of tax expense of (in Dollars)								63
Unrealized gain (loss) on available for sale equity securities, tax expense (benefit) (in Dollars) (in Dollars)								$ 25